Note 30 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
NOTE 30.	EVENTS AFTER THE REPORTING PERIOD

In the period from early
2020
until the date these consolidated financial statements were authorized for issue, the coronavirus (COVID-
19
) was classified as a global pandemic. The coronavirus did
not
have any impact on the consolidated financial statements for
2019.
 The Group continues to monitor developments closely as the COVID-
19
pandemic develops and beginning in
March
the COVID-
19
pandemic began to impact the Group’s business. This includes increased user traffic which has been offset by declines in user monetization and meaningfully reduced microlending volumes due to COVID-
19
related lockdowns in our key markets. If the situation deteriorates or persists for an extended period in key geographies, the risk of a significant adverse impact to the Group’s business will increase. The impact of the COVID-
19
pandemic to the Group’s business will depend on a range of factors which the Group is not
able to accurately predict, including the duration and scope of the pandemic, the geographies impacted, the impact of the pandemic on economic activity and the nature and severity of measures adopted by governments. These factors include, but are not
limited to:

●	Reductions or volatility in consumer demand for
one
or more of the Group’s products due to illness, quarantine or other travel restrictions, economic hardship, which may
impact the Group’s market share.

●	The deterioration of socio-economic conditions and disruptions to the Group’s operations, such as advertising sales, value of monetization partnerships, distribution partnerships, ability to collect outstanding loans and ability to launch new products.

All of these factors
may
have material adverse effects on the Group’s results of operations and financial condition.

On
January 17, 2020,
the Group announced that its board of directors had approved a share repurchase program, which authorized the Company’s management to execute the repurchase of up to
US$50
million of its American Depositary Shares by
January 17, 2021,
in any form that management
may
deem fit. The Company’s management launched the repurchase in
February 2020
and as of
March 31, 2020,
a total of
773,486
ADSs had been repurchased for
US$5,490
thousand. Additional repurchases will be made from time to time in an opportunistic manner and depending on market conditions.

On
January 24, 2020,
Opera Limited and certain of its directors and officers were named as defendants in a putative class action filed in the United States District Court for the Southern District of New York: Brown v. Opera Limited. et al., Case
No.
20
-cv-
674
(S.D.N.Y.). The complaint asserts violations of Sections
11
and
15
of the Securities Act of
1933,
Section
10
(b) and
20
(a) of the Securities and Exchange Act of
1934,
and SEC Rule
10b
-
5
promulgated under the Securities Exchange Act of
1934.
The complaint alleges that the Company made material misstatements and/or omissions during the period from
July 27, 2018
through
January 15, 2020.
The allegations relate to statements regarding the Company’s sustainable growth and market opportunity for its browser applications and the alleged business practices of certain loan service applications owned or controlled by the Company. The complaint seeks unspecified damages on behalf of all person and entities who purchased or acquired the Company’s (i) American depositary shares (“ADSs”) pursuant and/or traceable to the Company’s initial public offering commenced on or about
July 27, 2018 (
the “IPO” or “Offering”); and/or (ii) Opera securities between
July 27, 2018
and
January 15, 2020,
both dates inclusive. Several individuals have sought to be appointed as the lead plaintiff to represent the putative class, but no
lead plaintiff has been appointed yet. As the case remains in its preliminary stages, the Group is not
able to express an opinion on the likelihood of any unfavorable outcome or any estimate of the amount or range of any potential loss. The Company intends to vigorously defend itself against these claims.

On
January 27, 2020,
the Group announced the completion of the acquisition of the Estonian-based company Pocosys, as well as an agreement to acquire Pocopay, its sister company, which holds a payment institution license and provides financial services in the European Union. Until the acquisition of Pocopay is completed, Opera has a commercial relationship with Pocopay. Based on a preliminary allocation of the purchase price of
US$5.0
million, goodwill was measured at
US$3.8
million. The Group did
not
assume material liabilities in the business combination.

Subsequent to
February 25, 2020,
the
second
exercise period of the Group’s equity program took place, including RSUs that had vested on
January 1, 2020.
A total of
1,121,000
RSUs were exchanged for an equivalent number of ADSs in Opera Limited.

On
March 17, 2020,
the Group entered into an agreement with OPay Digital Services Limited, a subsidiary of OPay Limited, for the sale of
100%
of the shares in the Group's subsidiary Blue Ridge Microfinance Bank Ltd. The consideration was
US$5.0
million, subject to certain price adjustment clauses. Completion of the transaction is pending change of control approval by the Central Bank of Nigeria.